Annual Fund Operating Expenses - Prospectus #9 - Eaton Vance High Income Opportunities Fund	Oct. 31, 2022
Class A
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.22%	[1]
Total Annual Fund Operating Expenses	0.91%
Class C
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(2)	0.22%	[1]
Total Annual Fund Operating Expenses	1.66%
Class I
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.22%	[1]
Total Annual Fund Operating Expenses	0.66%
Class R6
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses(2)	0.12%	[1]
Total Annual Fund Operating Expenses	0.56%

[1]	Estimated for Class R6.